TAXES (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2023	Sep. 30, 2022
Restructuring Cost and Reserve [Line Items]
SCHEDULE OF INCOME TAX PROVISION

The components of the income tax provision were as follows:

	For the Six Months Ended March 31,
	2023	2022
	(Unaudited)	(Unaudited)
Current tax provision:
Cayman Islands	$-	$-
Malaysia	313,758	663,224
	313,758	663,224
Deferred tax provision:
Cayman Islands	-	-
Malaysia	313,963	-
	313,963	-
Income tax provision	$627,721	$663,224

SCHEDULE OF EFFECTIVE INCOME TAX RATE RECONCILIATION

	For the Six Months Ended March 31,
	2023	2022
	(Unaudited)	(Unaudited)
Income tax provision computed based on Malaysia unified income tax statutory rate	$690,461	$522,356
Effect of tax exemption due to reduced income tax rate for small and medium sized companies	-	(10,027)
Permanent difference	(62,740)	44,412
Change in valuation allowance	-	106,483
Actual income tax provision	$627,721	$663,224

SCHEDULE OF DEFERRED TAX ASSETS

The Company’s deferred tax assets were comprised of the following:

	As of March 31, 2023	As of September 30, 2022
	(Unaudited)
Deferred tax assets derived from net operating loss carry forwards	$56,098	$35,174
Less: valuation allowance	(56,098)	(35,174)
Deferred tax assets	$-	$-

SCHEDULE OF VALUATION ALLOWANCE
	As of March 31, 2023	As of September 30, 2022
	(Unaudited)

Balance at beginning of the period	$35,174	$137,932
Current period change	20,924	(102,758)
Balance at end of the period	$56,098	$35,174

SCHEDULE OF DEFERRED TAX LIABILITY

	As of March 31, 2023	As of September 30, 2022
	(Unaudited)
Deferred tax liability derived from the difference between tax and book basis of depreciation expense	$318,603	$-
Deferred tax liability	$318,603	$-

SCHEDULE OF TAXES PAYABLE	Taxes payable consisted of the following:
	As of March 31, 2023 (Unaudited)	As of September 30, 2022
Income tax payable	$-	$1,188,274
Service tax payable	395,772	215,854
Total	$395,772	$1,404,128

One Eighty Holdings Ltd [Member]
Restructuring Cost and Reserve [Line Items]
SCHEDULE OF INCOME TAX PROVISION

The components of the income tax provision were as follows:

	For the six months ended March 31,
	2023	2022
Current income tax provision
Cayman Island	$-	$-
Malaysia	312,514	66,965
Subtotal	312,514	66,965

Deferred income tax provision
Cayman Island	$-	$-
Malaysia	1,589	(4,154)
Subtotal	1,589	(4,154)
Total income tax provision	$314,103	$62,811

The components of the income tax provision were as follows:

	For the fiscal years ended September 30,
	2022	2021
Current income tax provision
Cayman Island	$-	$-
Malaysia	539,033	1,157
Subtotal	539,033	1,157

Deferred income tax provision
Cayman Island	$-	$-
Malaysia	19,626	(65,455)
Subtotal	19,626	(65,455)
Total income tax provision	$558,659	$(64,298)

SCHEDULE OF EFFECTIVE INCOME TAX RATE RECONCILIATION

	For the six months ended March 31,
	2023	2022
Income tax provision computed based on Malaysia unified income tax statutory rate	$293,200	$40,742
Effect of tax exemption due to reduced income tax rate for small and medium sized companies	(9,379)	(1,453)
Effect of deferred tax	1,589	(4,154)
Expenses not deductible for tax purposes	28,693	27,676
Actual income tax expense (benefit)	$314,103	$62,811

	For the fiscal years ended September 30,
	2022	2021
Income tax provision computed based on Malaysia unified income tax statutory rate	$540,078	$(98,721)
Effect of tax exemption due to reduced income tax rate for small and medium sized companies	(16,029)	(476)
Expenses not deductible for tax purposes	34,610	34,899

Actual income tax expense (benefit)	$558,659	$(64,298)

SCHEDULE OF DEFERRED TAX ASSETS

The Company’s deferred tax assets were comprised of the following:

	As of March 31, 2023	As of September 30, 2022

Deferred tax assets derived from net operating loss carry forwards	$-	$-
Temporary difference not subject to tax	(4,558)	47,185
Depreciation of property & equipment	48,945	(3,400)
Deferred tax assets	$44,387	$43,785

The Company’s deferred tax assets were comprised of the following:

	As of September 30,
	2022	2021

Deferred tax assets derived from net operating loss carry forwards	$-	$206,450
Unabsorbed capital allowances	-	17,253
Depreciation of property & equipment	(3,400)	(4,301)
Deferred revenue	47,185	-

Deferred tax assets	$43,785	$219,402

SCHEDULE OF TAXES PAYABLE	Taxes payable consisted of the following:
	March 31, 2023	September 30, 2022
Income tax payable	$-	$320,386
Service tax payable	253,817	247,484
Total	$253,817	$567,870
Taxes payable consisted of the following:
	September 30, 2022	September 30, 2021
Income tax payable	$320,386	$10,862
Service tax payable	247,484	113,945
Total	$567,870	$124,807